Securities - Securities with Unrealized Losses Not Recognized in Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	$ 12,600	$ 14,638
12 Months or less, Unrealized Loss	(112)	(161)
More than 12 months, Fair Value	11,140	82,692
More than 12 months, Unrealized Loss	(57)	(1,774)
Total Fair Value	23,740	97,330
Total Unrealized Loss	(169)	(1,935)
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
More than 12 months, Fair Value	3,408	16,469
More than 12 months, Unrealized Loss	(4)	(140)
Total Fair Value	3,408	16,469
Total Unrealized Loss	(4)	(140)
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	1,947	8,008
12 Months or less, Unrealized Loss	(21)	(71)
More than 12 months, Fair Value		25,890
More than 12 months, Unrealized Loss		(531)
Total Fair Value	1,947	33,898
Total Unrealized Loss	(21)	(602)
Mortgage-backed Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	10,653	6,630
12 Months or less, Unrealized Loss	(91)	(90)
More than 12 months, Fair Value	7,732	40,333
More than 12 months, Unrealized Loss	(53)	(1,103)
Total Fair Value	18,385	46,963
Total Unrealized Loss	$ (144)	$ (1,193)